SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL

19.SHARE CAPITAL

(a)	Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

(b)	Warrants

The following summarizes information about shares issuable upon the exercise of warrants outstanding during the year.

Warrants classified as equity

	Exercise		December 31						December 31
Expiry date	price		2024		Issued		Exercised		2025
December 18, 2026	C$	3.00		25,540,000		—		(16,012,500)		9,527,500
February 23, 2026	C$	7.94		315,000		—		(133,875)		181,125
Shares issuable upon exercise				25,855,000		—		(16,146,375)		9,708,625

Weighted average exercise price			C$	3.06	C$	—	C$	3.04	C$	3.09

The warrants outstanding at December 31, 2024, were issued when the parent entity’s functional currency was Canadian dollars. Effective February 28, 2025, the functional currency of the parent entity changed to US dollars. However, there were no changes to the contractual terms of the warrants. Consequently, these warrants continue to be accounted for as equity.

Subsequent to the reporting period, the Company issued 1,727,142 common shares for proceeds of $4.4 million pursuant to the exercise of warrants.

Warrants classified as financial liabilities

	Exercise		December 31						December 31
Expiry date	price		2024		Issued		Exercised		2025
February 28, 2030 (notes 12 and 13(d))	C$	11.50		—		23,392,397		—		23,392,397
Shares issuable upon exercise				—		23,392,397		—		23,392,397

Weighted average exercise price			C$	—	C$	11.50	C$	—	C$	11.50

Because the parent entity’s functional currency was US dollars when these warrants were issued and these warrants are exercisable in Canadian dollars, we concluded these were financial liabilities.

Subsequent to the reporting period, the Company issued 396,202 common shares for proceeds of $3.3 million pursuant to the exercise of warrants.

(c)Dividends

The Company declared dividends in the amount of $5.1 million (2024 - nil), or $0.015 per common share during the year ended December 31, 2025. These were paid subsequent to the reporting period.